Annual Total Returns - Asset Manager: Growth Portfolio [BarChart] - 02.28 VIP Asset Manager: Growth Portfolio Investor PRO-13 - Asset Manager: Growth Portfolio - VIP Asset Manager: Growth Portfolio-Investor VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	15.34%
Annual Return 2013	22.30%
Annual Return 2014	5.79%
Annual Return 2015	0.01%
Annual Return 2016	2.35%
Annual Return 2017	18.68%
Annual Return 2018	(7.72%)
Annual Return 2019	22.70%
Annual Return 2020	17.19%
Annual Return 2021	13.89%